UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			      WASHINGTON D.C. 20549

 				    FORM 13F-HR

				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	September 30, 2012

Check here if Amendment [  ]; Amendment Number: ____________
This Amendment (Check only one.): 	[  ] is a restatement.
       					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Bay Hill Capital Management, LLC
Address: 	457 Washington Street
		Duxbury, MA 02332
13F File Number: 28-13345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Alec Petro
Title: 	Manager
Phone:	781-934-0844

Signature, Place, and Date of Signing

	/s/ Alec Petro		  Duxbury, MA	    November 15, 2012
  ------------------------- -------------------- ----------------------
	[Signature]		  [City, State]	       [Date]

Report Type: (Check only one):

[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				0
Form 13F Information Table Entry Total:			       22
Form 13F Information Table Value Total: 		$   1,970
						       (thousands)

List of Other Included Managers:

None




             Name of Issuer               Title of Class    CUSIP     VALUE  Shares Units  Call/  Discretion   Other   Sole
								    (x$1000)		    Put		     Managers
---------------------------------------- ---------------- --------- -------- ------- ---- ------- ---------- --------- ------

AT&T INC                                 COM              00206R102        5   15400 NULL    PUT      SOLE      NULL      15400
BANK OF AMERICA CORPORATION              COM              060505104        3   24800 NULL    PUT      SOLE      NULL      24800
CISCO SYS INC                            COM              17275R102       49   11900 NULL   CALL      SOLE      NULL      11900
CISCO SYS INC                            COM              17275R102        6   56900 NULL    PUT      SOLE      NULL      56900
CITIGROUP                                NULL             172967424        5   20500 NULL    PUT      SOLE      NULL      20500
COCA COLA CO                             COM              191216100       22   23700 NULL    PUT      SOLE      NULL      23700
COMCAST CORP NEW                         CL A             20030N101        3   16300 NULL    PUT      SOLE      NULL      16300
EXXON MOBIL CORP                         COM              30231G102        4   15600 NULL    PUT      SOLE      NULL      15600
FORD MTR CO DEL                          COM PAR $0.01    345370860        1   15500 NULL    PUT      SOLE      NULL      15500
GENERAL ELECTRIC CO                      COM              369604103        6   46800 NULL    PUT      SOLE      NULL      46800
HOME DEPOT INC                           COM              437076102        2   10900 NULL    PUT      SOLE      NULL      10900
INTEL CORP                               COM              458140100      325   14357  SH    NULL      SOLE      NULL      14357
INTEL CORP                               COM              458140100       44   16800 NULL    PUT      SOLE      NULL      16800
JOHNSON & JOHNSON                        COM              478160104        3   20200 NULL    PUT      SOLE      NULL      20200
JPMORGAN CHASE & CO                      COM              46625H100        4   13800 NULL    PUT      SOLE      NULL      13800
MERCK & CO INC NEW                       COM              58933Y105        2   14700 NULL    PUT      SOLE      NULL      14700
ORACLE CORP                              COM              68389X105        6   10300 NULL    PUT      SOLE      NULL      10300
PFIZER INC                               COM              717081103        3   23900 NULL    PUT      SOLE      NULL      23900
PROCTER & GAMBLE CO                      COM              742718109        1   14400 NULL    PUT      SOLE      NULL      14400
SPDR S&P 500 ETF TR                      TR UNIT          78462F103     1042    7241  SH    NULL      SOLE      NULL       7241
SPDR S&P 500 ETF TR                      TR UNIT          78462F103      431   58600 NULL   CALL      SOLE      NULL      58600
WELLS FARGO & CO NEW                     COM              949746101        3   12600 NULL    PUT      SOLE      NULL      12600

